RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 4,484,509	$ 3,515,003	$ 0
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	581,522
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	9,377,044
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	912,104	0	0
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,040,345	0	0
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	88,930,102	85,995,602	30,529,912
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	43,585,084
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	2,907,611
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	774,867	2,906,755	2,810,147
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	5,062,651	1,566,558	2,945,584
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 5,320,604	$ 7,819,086	$ 0